INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Payment for interests in associates		$ 0	$ 0	$ 500
Gain on investments in associates		$ 222	89	119
Because Energy Corp
Disclosure of associates [line items]
Payment for interests in associates				$ 500
Proportion of ownership interest in associate		20.00%		20.00%
Investments in associates accounted for using equity method		$ 612	560
Gain on investments in associates		$ 52	55
Genexus Japan
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.00%	28.00%
Investments in associates accounted for using equity method		$ 1,036	866
Gain on investments in associates		$ 170	$ 34